Hennessy Japan Fund
Hennessy Japan Fund
Investment Objective
The Hennessy Japan Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Japan Fund - USD ($)	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Japan Fund		Investor Class		Institutional Class
Management Fees	[1]	0.80%		0.80%
Distribution and Service (12b-1) Fees		0.15%	[1]	none
Other Expenses		0.54%		0.31%
Shareholder Servicing		0.10%		none
Remaining Other Expenses	[2]	0.44%		0.31%
Total Annual Fund Operating Expenses		1.49%		1.11%
[1]	Effective March 1, 2016, the Fund's management fees were reduced to 0.80% and a Distribution (Rule 12b-1) Plan for Investor Class shares was implemented at a rate of 0.15%. The expense table has been restated to reflect that such rates will be in effect for the entire 2017 fiscal year, which causes "Total Annual Fund Operating Expenses" to differ from the ratio of expenses to net assets shown in the Fund's most recent annual report.
[2]	Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example - Hennessy Japan Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	152	471	813	1,779
Institutional Class	113	353	612	1,352

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund had a portfolio turnover rate of 5% of the average value of its portfolio.

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of Japanese companies.  The Fund considers a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.  The Fund’s equity investments may include common stocks, preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund’s investments also may include investments in Japan real estate investment trusts or funds and pooled investment vehicles such as exchange-traded funds (“ETFs”) that invest in equity securities of Japanese companies.  The Fund invests in companies regardless of market capitalization. As of January 31, 2017, the average market capitalization of the stocks held by the Fund was $31.8 billion.

While the Fund is considered a “diversified” mutual fund, it may employ a relatively concentrated investment strategy and may hold securities of fewer issuers than other diversified funds.

Using in-depth analysis and on-site research, the Portfolio Managers focus on stocks with a potential “value gap” by screening for companies that they identify as having strong businesses and management, trading at an attractive price.  The Portfolio Managers limit the portfolio to what they consider to be their best ideas and maintain a concentrated number of holdings. The Portfolio Managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed or believe that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, too large of a position in the Fund.

Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Small- and Medium-Sized Companies Risk:  The Fund may invest in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities, Currency and Japan-Specific Risk: There are specific risks associated with investing in the securities of foreign companies, including fluctuations in the exchange rates of foreign currencies that impact the U.S. Dollar value of a security. The Fund concentrates its investments in the securities of Japanese companies, and the Fund’s performance may be affected by the social, political and economic conditions in Japan. The Japanese economy has at times in the past been negatively affected by government intervention and protectionism, a volatile financial services sector, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as other adverse political developments, increases in government debt, an aging population and changes to fiscal, monetary, or trade policies, may affect Japanese markets and the Fund’s performance. Japan’s international trade also impacts Japan’s economic growth, and adverse economic conditions in the U.S. or other trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political and social instability in those countries.

Pooled Investment Vehicles Risk: When the Fund invests in another pooled investment vehicle (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other pooled investment vehicle. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying investment vehicle and the level of risk arising from the investment practices of the underlying investment vehicle (such as the use of leverage). The Fund has no control over the risks taken by the underlying investment vehicle in which it invests.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5, and 10 years compare with those of indices that reflect broad measures of market performance, the Russell/Nomura Total Market™ Index and the Tokyo Stock Price Index (TOPIX). For additional information on these indices, please see “Descriptions of Indices” on page 60 of this Prospectus.  The Fund is the successor to the Hennessy Japan Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Japan Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY JAPAN FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 19.12% for the quarter ended June 30, 2009, and the lowest quarterly return was -18.79% for the quarter ended September 30, 2008.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2016)
Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.
Average Annual Returns - Hennessy Japan Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Hennessy Japan Fund - Investor Returns before taxes	11.26%	13.61%	4.57%
Institutional Class	Hennessy Japan Fund - Institutional Returns before taxes	11.65%	13.91%	4.77%
After Taxes on Distributions | Investor Class	Hennessy Japan Fund - Investor Returns after taxes on distributions	11.26%	13.64%	4.61%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Hennessy Japan Fund - Investor Returns after taxes on distributions and sale of Fund shares	6.37%	10.97%	3.68%
Russell/Nomura Total Market Index (reflects no deduction for fees, expenses or taxes)	Russell/Nomura Total Market Index (reflects no deduction for fees, expenses or taxes)	3.31%	8.89%	1.21%
TOPIX (reflects no deduction for fees, expenses or taxes)	TOPIX (reflects no deduction for fees, expenses or taxes)	3.71%	8.83%	1.19%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.

Returns are presented in U.S. Dollar terms.